Commitments & Contingencies	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments & Contingencies [Abstract]
Commitments & Contingencies

Note 7 — Commitments & Contingencies

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited consolidated financial statements. The unaudited consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The holders of the Founder Shares and Private Placement Units, Working Capital Units issuable upon the conversion of certain working capital loans and any underlying securities will be entitled to registration rights pursuant to a registration rights agreement signed on June 15, 2022, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters of the IPO (the “underwriters”) exercised the option to purchase an additional 1,275,000 units in the IPO.

The Company paid an underwriting discount of 2.0% of the gross proceeds of the IPO, or $1,955,000 to the underwriters at the closing of the IPO. In addition, the underwriters will be entitled to a deferred fee of 3.5% of the gross proceeds of the IPO, or $3,421,250 until the closing of the Business Combination. In addition, the Company issued 60,000 Representative Shares to US Tiger upon the closing of the IPO.

Note 7 — Commitments & Contingencies

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The holders of the Founder Shares and Private Placement Units, Working Capital Units issuable upon the conversion of certain working capital loans and any underlying securities will be entitled to registration rights pursuant to a registration rights agreement signed on June 15, 2022, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company paid an underwriting discount of 2.0% of the gross proceeds of the IPO, or $1,955,000 to the underwriters at the closing of the IPO. In addition, the underwriters will be entitled to a deferred fee of 3.5% of the gross proceeds of the IPO, or $3,421,250 until the closing of the Business Combination.